Debt	9 Months Ended
Sep. 30, 2020
Debt
Debt

2.      Debt

As at September 30, 2020, the Company had five loan facilities, which it has used primarily to finance vessel acquisitions or vessels under construction and also for working capital. The Company’s applicable ship-owning subsidiaries have granted first-priority mortgages against the relevant vessels in favor of the lenders as security for the Company’s obligations under the loan facilities, which totaled 13 vessels as at September 30, 2020. ASC and its subsidiary Ardmore Shipping LLC have provided guarantees in respect of the loan facilities and ASC has granted a guarantee over its trade receivables in respect of the ABN AMRO Revolving Facility. These guarantees can be called upon following a payment default. The outstanding principal balances on each loan facility as at September 30, 2020 and December 31, 2019 were as follows:

	As at
	September 30, 2020	December 31, 2019
NIBC Bank Facility	4,980,000	6,045,000
Nordea/SEB Joint Bank Facility	91,377,469	100,000,000
Nordea/SEB Revolving Facility	39,200,000	40,000,000
ABN/CACIB Joint Bank Facility	58,570,236	61,462,500
ABN AMRO Revolving Facility	12,620,255	4,019,007
Total debt	206,747,960	211,526,507
Deferred finance fees	(3,451,484)	(4,243,494)
Net total debt	203,296,476	207,283,013
Current portion of long-term debt	22,261,236	21,274,111
Current portion of deferred finance fees	(981,214)	(1,057,940)
Total current portion of long-term debt	21,280,022	20,216,171
Non-current portion of long-term debt	182,016,454	187,066,842

Future minimum scheduled repayments under the Company’s loan facilities for each year are as follows:

As at
September 30, 2020
2020 (1)	4,675,309
2021	21,906,236
2022	29,901,491
2023	17,281,236
2024	132,983,688
206,747,960

(1)Three-month period ending December 31, 2020

NIBC Bank Facility

On September 12, 2014, one of ASC’s subsidiaries entered into a $13.5 million long-term loan facility with NIBC Bank N.V. to finance a secondhand vessel acquisition which delivered to the Company in 2014. The facility was drawn down in September 2014. Interest is calculated at a rate of LIBOR plus 2.90%. Principal repayments on the loans are made on a quarterly basis, with a balloon payment payable with the final instalment. The loan facility matures in September 2021.

2.      Debt (continued)

Nordea / SEB Joint Bank Facility and Nordea / SEB Revolving Facility

On December 11, 2019, eight of ASC’s subsidiaries entered into a $100 million long-term loan facility and a $40 million revolving credit facility with Nordea Bank AB (publ) and Skandinaviska Enskilda Banken AB (publ) to refinance existing facilities. The facility was fully drawn down in December 2019. Interest is calculated at a rate of LIBOR plus 2.4%. Principal repayments on the term loans are made on a quarterly basis, with a balloon payment payable with the final instalment. The revolving facility may be drawn down or repaid with five days’ notice.  The term loan and revolving credit facility mature in December 2024.

ABN/CACIB Joint Bank Facility

On December 11, 2019, four of ASC’s subsidiaries entered into a $61.5 million long-term loan facility with ABN AMRO Bank N.V. and Credit Agricole Corporate and Investment Bank to refinance existing facilities. Interest is calculated at a rate of LIBOR plus 2.4%. Principal repayments on the term loans are made on a quarterly basis, with a balloon payment payable with the final instalment. The loan facility matures in December 2024.

ABN AMRO Revolving Facility

On October 24, 2017, the Company entered into a $15 million revolving credit facility with ABN AMRO to fund working capital. On July 17, 2020, this facility was renewed for a further two years. Interest under this facility is calculated at a rate of LIBOR plus 3.9%. Interest payments are payable on a quarterly basis. The facility matures in July 2022 with options to extend for two more years.

Long-term debt financial covenants

The Company’s existing long-term debt facilities described above include certain covenants. The financial covenants require that the Company:

•	maintain minimum solvency of not less than 30%;
•

maintain minimum cash and cash equivalents (of which at least 60% of such minimum amount is held in cash and which includes the undrawn portion of the Nordea/SEB Revolving Facility), based on the number of vessels owned and chartered-in and 5% of outstanding debt; the required minimum cash and cash equivalents as at September 30, 2020 was $20.4 million;

•	ensure that the aggregate fair market value of the applicable vessels plus any additional collateral is, depending on the facility, no less than 130% of the debt outstanding for the facility;
•	maintain a corporate net worth of not less than $150 million; and
•

maintain positive working capital, excluding balloon repayments and amounts outstanding under the ABN AMRO Revolving Facility, provided that the facility has a remaining maturity of more than three months.

The Company was in full compliance with all of its long-term debt financial covenants as at September 30, 2020 and December 31, 2019.